Related Parties - Schedule of Current Balances in Settlement with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011
Related Party Transaction [Line Items]
Trade accounts receivable	$ 90,231	$ 83,910
Prepayments and other current assets	188,131	29,985
Loans issued		944,530	944,530
Total assets	278,362	1,058,425
Trade accounts payable	148,384	129,630
Advances received and other payables	39,664	48,115
Long term payables	4,601
Loans received	19,653
Total liabilities	$ 212,302	$ 177,745